Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net income	¥ 78,460	¥ 67,527	¥ 169,401	¥ 146,939
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(1,071)	(9,625)	(3,027)	(2,853)
Net change of defined benefit pension plans	(190)	202	(447)	1,499
Net change of foreign currency translation adjustments	13,041	(18,308)	18,655	(59,512)
Net change of unrealized gains (losses) on derivative instruments	(69)	132	76	(1,800)
Total other comprehensive income (loss)	11,711	(27,599)	15,257	(62,666)
Comprehensive Income	90,171	39,928	184,658	84,273
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	3,800	837	3,950	(1,789)
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	143	(38)	182	(624)
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 86,228	¥ 39,129	¥ 180,526	¥ 86,686